BUSINESS COMBINATION - Narrative (Details) $ / shares in Units, $ in Thousands	Dec. 27, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2021
Reverse Recapitalization [Line Items]
Earnout shares (in shares)	7,500,000
Tax Receivable Agreement, percentage		90.00%
Stock issued (in shares)	4,500,000
Stock issued, price per share (in usd per share) | $ / shares	$ 10.00
Stock issued, aggregate purchase price | $	$ 45,000
Class B Common Stock
Reverse Recapitalization [Line Items]
Number of votes per share | Vote	1
Recapitalization exchange ratio	1